Stockholders' Deficit (Details 1) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Beginning Balance	10,750,000	2,470,000
Granted	2,791,667	8,280,000	2,470,000
Exercised
Forfeited/Cancelled
Outstanding Ending Balance	13,541,667	10,750,000	2,470,000
Exercisable	12,958,334	9,875,000
Weighted Average Exercise Price Outstanding Beginning Balance	$ 0.35	$ 0.35
Weighted Average Exercise Price Granted	0.40	0.35	0.35
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited/Cancelled
Weighted Average Exercise Price Outstanding Ending Balance	0.36	0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.36	$ 0.35